Reorganization and Restructuring - Narrative (Details) $ in Millions	1 Months Ended	3 Months Ended			12 Months Ended
	Jan. 31, 2016 director	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2016 USD ($) position	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) position
Reorganization and Restructuring 2016
Restructuring Cost and Reserve [Line Items]
Expense					$ (18.1)
Reorganization and Restructuring 2015
Restructuring Cost and Reserve [Line Items]
Expense			$ (9.6)	$ (2.0)	(6.5)
Cost savings					20.0
Restructuring charges incurred					6.5	$ 11.6
Restructuring and Related Cost, Cost Incurred to Date		$ 18.0			18.0
Reorganization And Restructuring 2014
Restructuring Cost and Reserve [Line Items]
Expense						(1.9)	$ (21.8)
Number of positions eliminated | position							1,700
Cost savings						50.0
Asset Related Adjustments | Reorganization and Restructuring 2016
Restructuring Cost and Reserve [Line Items]
Expense					(16.3)
Severance Costs | Reorganization and Restructuring 2016
Restructuring Cost and Reserve [Line Items]
Expense					(7.2)
Severance Costs | Executive Leadership and Board of Directors Restructuring
Restructuring Cost and Reserve [Line Items]
Estimated restructuring charges		4.3			4.3
Severance Costs | Reorganization and Restructuring 2015
Restructuring Cost and Reserve [Line Items]
Expense					(3.6)
Severance Costs | Reorganization And Restructuring 2014
Restructuring Cost and Reserve [Line Items]
Estimated restructuring charges			24.0			$ 24.0
Other Restructuring | Reorganization and Restructuring 2016
Restructuring Cost and Reserve [Line Items]
Expense					(0.7)
Other Restructuring | Reorganization and Restructuring 2015
Restructuring Cost and Reserve [Line Items]
Expense					(2.1)
Benefit Program Termination | Reorganization and Restructuring 2016
Restructuring Cost and Reserve [Line Items]
Expense		6.1			$ 6.1
Minimum | Reorganization and Restructuring 2016
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | position					700
Cost savings					$ 8.0
Estimated restructuring charges		15.0			$ 15.0
Minimum | Reorganization and Restructuring 2015
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | position					1,100
Maximum | Reorganization and Restructuring 2016
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | position					800
Cost savings					$ 12.0
Estimated restructuring charges		$ 20.0			$ 20.0
Director | Severance Costs | Executive Leadership and Board of Directors Restructuring
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | director	2
Restructuring charges incurred			$ 1.8